Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Summary of total compensation to key management

	2020	2019
	$	$
Salaries – key management	2,148,420	723,000
Pension contributions	18,529	10,960
Fees – Board of Directors	150,000	110,750
Share-based compensation – officers	1,989,144	13,473
Share-based compensation – Board of Directors	846,410	89,025
Other benefits – key management	544,402	58,412
Total compensation	5,696,905	1,005,620